Schedule of cash and cash equivalents (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash in hand	$ 1,404	$ 1,426
Cash held at banks	13,204,602	1,591,611
Total cash and cash equivalents	$ 13,206,006	$ 1,593,037